Goodwill And Other Intangibles (Schedule Of Change In Carry Amount Of Goodwill By Business Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 8,771	$ 8,656
Acquisitions	94	125
Divestitures	(102)	(15)
Impairment	(592)	(19)	0
Foreign currency translation and other	(145)	24
Goodwill, ending balance	8,026	8,771	8,656
Process Management [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	2,368	2,274
Acquisitions	5	110
Divestitures
Impairment
Foreign currency translation and other	6	(16)
Goodwill, ending balance	2,379	2,368
Industrial Automation [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	1,393	1,379
Acquisitions
Divestitures		(1)
Impairment		(19)
Foreign currency translation and other	(55)	34
Goodwill, ending balance	1,338	1,393
Network Power [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	3,990	3,997
Acquisitions	62
Divestitures		(8)
Impairment	(592)
Foreign currency translation and other	(93)	1
Goodwill, ending balance	3,367	3,990
Climate Technologies [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	483	464
Acquisitions	27	15
Divestitures
Impairment
Foreign currency translation and other	(9)	4
Goodwill, ending balance	501	483
Commercial & Residential Solutions [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	537	542
Acquisitions
Divestitures	(102)	(6)
Impairment
Foreign currency translation and other	6	1
Goodwill, ending balance	$ 441	$ 537